Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,683,773
Previously Paid Amount	0.00
Total Fee Amount	257.79
Total Offset Amount	0.00
Net Fee	$ 257.79